Organization and Nature of Business	1 Months Ended	4 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business

Note 1 – ORGANIZATION AND NATURE OF BUSINESS

Uranium Trading Corporation (the “Company”) was incorporated June 4, 2018 in the State of Delaware for the purpose of investing and trading Uranium products. The Company is located in El Segundo, CA and plans to begin operations in the third quarter of 2018.

Note 1 – ORGANIZATION AND NATURE OF BUSINESS

Uranium Trading Corporation (‘the Company”) was incorporated June 4, 2018 in the State of Delaware for the purpose of purchasing and holding Uranium. The Company is located in El Segundo, CA and began operations in the third quarter of 2018.